SCHEDULE OF CAPITALIZED COSTS (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Mineral interests	$ 15,084,658	$ 15,084,658	$ 15,084,658
Wells, equipment and facilities	16,722,492	13,907,363	13,655,822
Total proved properties	31,807,150	28,992,021	28,740,480
Mineral interests	1,224,668	1,155,439	1,151,804
Uncompleted wells, equipment and facilities
Total unproved properties	1,224,668	1,155,439	1,151,804
Less accumulated depletion and impairment	(22,424,472)	(21,880,397)	(21,270,660)
Net Capitalized Costs	$ 10,607,346	$ 8,267,063	$ 8,621,624